DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTSBrookfield Infrastructure’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, commodity risk and other price risk), credit risk and liquidity risk. Brookfield Infrastructure and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2022 and 2021 were as follows:

US$ MILLIONS	Note	2022	2021
Foreign exchange contracts	(a)	$2,912	$4,383
Interest rates swaps and other	(b)	9,543	10,095
Commodity contracts		115	424
		$12,570	$14,902
The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2022 and 2021:

US$ MILLIONS	Unrealized Gains During 2022	Unrealized Losses During 2022	Net Change During 2022	Net Change During 2021
Foreign exchange derivatives	$130	$(11)	$119	$100
Interest rate and other derivatives	643	(131)	512	298
Commodity derivatives	52	(16)	36	(43)
	$825	$(158)	$667	$355
(a)Foreign Exchange
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2022 and 2021.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2022	2021	2022	2021
Foreign exchange contracts
British pounds	$868	$1,871	$1.30	$1.35
Canadian dollars	553	679	0.79	0.75
Australian dollars	494	642	0.71	0.73
European Union euros	328	367	1.14	1.21
Indian rupees	25	216	0.012	0.013
Colombian pesos	15	27	0.0002	0.0002
Peruvian soles	9	9	0.26	0.26
Other(1)	620	572	—	—
	$2,912	$4,383

(1)Includes foreign exchange contracts at our operating subsidiaries intended to offset the risk associated with non-recourse borrowings in currencies other than the functional currency of the underlying operation, primarily in USD.
(b)Interest Rates
At December 31, 2022, Brookfield Infrastructure held interest rate and cross currency interest rate swap contracts having an aggregate notional amount of $9,543 million (2021: $10,095 million). Our partnership has an aggregate notional amount of $4,064 million floating interest rate derivatives that are benchmarked against the LIBOR, $738 million floating interest rates derivatives that are benchmarked against the bank bill swap rate, $1,911 million floating interest rates derivatives that are benchmarked against the CDOR and $734 million floating interest rates derivatives that are benchmarked against the SOFR.
It is currently expected that the Secured Overnight Financing Rate will replace US$ LIBOR prior to June 30, 2023. As at December 31, 2022, this reform has resulted in no material economic impact on our partnership’s floating rate borrowings.
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2022 and the comparative notional amounts at December 31, 2021, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2022				2021
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$1,186	$821	$—	$2,007	$2,103
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	81	639	—	720	686
Commodity contracts	106	9	—	115	424
	$1,373	$1,469	$—	$2,842	$3,213
Elected for hedge accounting
Foreign exchange derivatives	$114	$318	$473	$905	$2,280
Interest rate derivatives
Interest rate and cross currency interest rate swaps	1,712	5,939	1,172	8,823	9,409
	$1,826	$6,257	$1,645	$9,728	$11,689
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2022 and 2021 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2022			2021
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$9,308	$529	$1	$9,981	$288	$28
Net investment hedges	420	235	—	1,708	62	(14)
	$9,728	$764	$1	$11,689	$350	$14
Our partnership settles the difference between the contracted fixed and floating rates of its interest rate swaps on a net basis. All interest rate swap contracts exchanging floating rate interest amounts for fixed rate interest amounts are designated as cash flow hedges in order to reduce our partnership’s cash flow exposure resulting from variable interest rates on borrowings. The interest rate swaps and the interest payments on the borrowings occur simultaneously and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on borrowings affect profit or loss.